The following table shows revenue split between proprietary and third party website revenue for the years ended January 31, 2021 and 2020: (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Product Information [Line Items]
Total revenue	$ 6,315,457	$ 4,927,280	$ 8,171,355	$ 8,186,214
Change in revenue	$ 1,388,177		$ (14,859)
Percentage change in revenue	28.00%		0.00%
Proprietary Website Revenue [Member]
Product Information [Line Items]
Total revenue	$ 3,946,810	2,403,120	$ 4,200,624	3,246,351
Change in revenue	$ 1,543,690		$ 954,273
Percentage change in revenue	64.00%		29.00%
Third Party Website Revenue [Member]
Product Information [Line Items]
Total revenue	$ 2,368,647	$ 2,524,160	$ 3,970,731	$ 4,939,863
Change in revenue	$ (155,513)		$ (969,132)
Percentage change in revenue	6.00%		(20.00%)